Business Segments - Geographic Information by Organizational Region (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue:
Revenue	$ 680,171	$ 656,896	$ 661,895	$ 639,062	$ 624,884	$ 632,803	$ 622,820	$ 610,818	$ 2,638,024	$ 2,491,325	$ 2,388,211
Long-Lived Assets:
Long-Lived Assets	2,687,061				2,605,732				2,687,061	2,605,732	2,428,223
Americas - United States
Revenue:
Revenue									2,149,971	2,018,179	1,979,372
Long-Lived Assets:
Long-Lived Assets	2,446,090				2,373,428				2,446,090	2,373,428	2,192,157
Europe, Middle East & Africa (EMEA)
Revenue:
Revenue									296,705	292,397	263,603
Long-Lived Assets:
Long-Lived Assets	210,902				206,598				210,902	206,598	210,689
Asia Pacific
Revenue:
Revenue									168,046	154,238	125,267
Long-Lived Assets:
Long-Lived Assets	27,787				21,599				27,787	21,599	19,646
Americas - Other
Revenue:
Revenue									23,302	26,511	19,969
Long-Lived Assets:
Long-Lived Assets	$ 2,282				$ 4,107				$ 2,282	$ 4,107	$ 5,731